CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)			1 Months Ended							3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 01, 2017	May 14, 2014	Mar. 31, 2017		Mar. 23, 2017	Apr. 30, 2015	Apr. 28, 2015	Feb. 28, 2015	Nov. 30, 2011	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2011	Dec. 31, 2009	Feb. 28, 2017	Jan. 31, 2017	Jan. 27, 2017	Dec. 31, 2014	May 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Feb. 28, 2013
Number of warrants issued			140,000			331,293		840,000		140,000	140,000									840,000		563,910				37,594
Warrants exercise price (in dollars per share)			$ 5.90			$ 1.393				$ 5.90	$ 5.90											$ 2.66	$ 1.393			$ 2.66
Warrants exercise price										$ 1,948,000	$ 1,948,000		$ 2,079,000	[1]	$ 1,696,000	[1]
Debt face amount	$ 1,030,000
Ownership percentage			9.99%				9.99%
Proceeds from convertible debt								$ 3,150,000				$ 33,000	33,000		0
Proceeds from issuance or sale of equity	$ 1,030,000							3,005,000			1,030,000		$ 0		$ 3,005,000
Payments of stock issuance costs								$ 145,000
Number of securities called by warrant																							331,293
Reverse stock split		seven to one											seven (7) for one (1) (i.e., seven shares of Common stock, $ 0.001 nominal value each, will be combined into one share of Common stock $ 0.001 nominal value).
Interest rate			6.00%
Terms of conversion	At a price per share equal to the lesser of: (a) 80% of the price per share at which such securities are sold in such Qualified Financing and (b) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Companys capital stock.		At a price per share equal to the lesser of: (a) 80% of the price per share at which such securities are sold in such Qualified Financing and (b) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Companys capital stock.
Minimum [Member]
Proceeds from issuance or sale of equity	$ 2,000,000		$ 2,000,000	[2]
Bridge Loan [Member]
Proceeds from short-term debt	$ 1,030,000		350,000		$ 350,000						350,000
Amendment 2 [Member]
Number of warrants issued																								37,594
Debt face amount																								$ 900,000
Amendment 1 [Member]
Debt face amount																									$ 600,000
Exercise Price One [Member]
Number of warrants issued								420,000
Warrants exercise price (in dollars per share)								$ 3.00
Exercise Price One [Member] | Amendment 1 [Member]
Number of warrants issued																			420,000		420,000
Warrants exercise price (in dollars per share)																			$ 3.00		$ 3.00
Exercise Price Two [Member]
Number of warrants issued								420,000
Warrants exercise price (in dollars per share)								$ 6.00
Exercise Price Two [Member] | Amendment 2 [Member]
Number of warrants issued																			420,000		420,000
Warrants exercise price (in dollars per share)																			$ 6.00		$ 6.00
Common stock [Member]
Number of warrants issued																										37,594
Warrants exercise price (in dollars per share)																										$ 2.66
Number of conversion shares issued															0
Shares Issued								216,667							216,667
Common stock [Member] | Amendment 1 [Member]
Number of warrants issued																									37,594
Convertible B-1 Promissory Notes [Member]
Proceeds from notes payable									$ 1,000,000
Debt rate of interest									10.00%
Debt conversion price (in dollars per share)									$ 0.284
Convertible B-2 Promissory Notes [Member]
Proceeds from notes payable																		$ 1,557,000
Debt conversion price (in dollars per share)																		$ 0.199
Debt discount rate																		30.00%
Debt Instrument Benefit Component																	$ 1,142,000
Convertible Promissory Notes [Member]
Number of warrants issued	412,000
Warrants exercise price (in dollars per share)	$ 5.90
Debt Instrument Benefit Component										$ 637,000	$ 415,000
Debt face amount			$ 350,000
Interest rate	6.00%
Series C Preferred Stock [Member]
Number of conversion shares issued						603,769									683,651
Shares Issued								833,333							0
Series C Preferred Stock [Member] | B One Promissory Notes [Member]
Number of conversion shares issued								123,057
Series C Preferred Stock [Member] | B Two Promissory Notes [Member]
Number of conversion shares issued								333,959
Series B2 Preferred Stock [Member]
Number of warrants issued																		2,319,062
Warrants exercise price (in dollars per share)																		$ 0.199
Discount rate on fair value of preferred stock																		30.00%
Warrants exercise price																		$ 571,000
Warrants expiration period																		Nov. 15, 2018
Series B2 Preferred Stock [Member] | B Two Promissory Notes [Member]
Number of conversion shares issued								1,174,042
Series B1 Preferred Stock [Member] | B One Promissory Notes [Member]
Number of conversion shares issued								560,594
Convertible Common Stock [Member]
Number of conversion shares issued						2,131,081

[1]	During February 2013 through December 2014, the Company issued to the holders of the Notes, who are related parties of the Company, warrants to purchase 563,910 shares of Common stock. The exercise price at which the warrants may be exercised is $ 2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events including "down round" protection. The warrants expire on February 2018 through December 2019, based on the issuance date (see also Note 7b).
[2]	Represents an amount lower than $ 1 thousands.